CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating activities:
Net income	¥ 1,761	$ 253	¥ 727	¥ 1,228
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	110	15	83	66
Depreciation and amortization	991	142	891	789
Amortization of issuance cost of convertible senior notes	28	4	28	3
Deferred taxes	(38)	(5)	(91)	(79)
Bad debt expenses	21	3	10	2
Deferred rent			140	209
Loss (gain) from disposal of property and equipment	(10)	(1)	0	13
Impairment loss	13	2	35	169
Loss (Income) from equity method investments, net of dividends	213	31	157	12
Investment (income) loss	(477)	(68)	1,009	(160)
Noncash lease expense	2,235	321
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	(34)	(5)	(36)	4
Prepaid rent			(283)	(189)
Inventories	(17)	(2)	(14)	3
Amounts due from related parties	32	5	(32)	(31)
Other current assets	(80)	(12)	(56)	(76)
Other assets	(175)	(25)	(32)	(54)
Accounts payable	(1)	0	11	8
Amounts due to related parties	17	2	38	3
Salary and welfare payables	(28)	(4)	91	133
Deferred revenue	279	40	114	26
Accrued expenses and other current liabilities	408	58	140	278
Operating lease liability	(2,036)	(293)
Income tax payable	(35)	(5)	48	45
Other long-term liabilities	116	17	71	51
Net cash provided by operating activities	3,293	473	3,049	2,453
Investing activities:
Purchases of property and equipment	(1,527)	(219)	(1,115)	(819)
Purchases of intangibles	(5)	(1)	(4)	(8)
Purchases of land use rights	(3)	0	(76)
Amount received as a result of government zoning	13	2	7	3
Acquisitions, net of cash received	(244)	(35)	(496)	(3,746)
Proceeds from disposal of subsidiary and branch, net of cash disposed	2	0	8	14
Purchase of long-term investments	(328)	(48)	(4,959)	(1,328)
Proceeds from maturity/sale and return of long-term investments	2,002	288	177	128
Payment for shareholder loan to equity investees	(87)	(13)	(7)	(113)
Collection of shareholder loan from equity investees	88	13		120
Purchases of short-term investments				(96)
Payment for the origination of loan receivables	(454)	(65)	(313)	(446)
Proceeds from collection of loan receivables	258	37	433	56
Net cash (used in) investing activities	(285)	(41)	(6,345)	(6,235)
Financing activities:
Net proceeds from issuance of ordinary shares upon exercise of options	14	2	14	9
Proceeds from short-term bank borrowings	2,214	318	928	137
Repayment of short-term bank borrowings	(1,902)	(273)	(128)	(295)
Proceeds from long-term bank borrowings	13,176	1,893	4,275	3,633
Repayment of long-term bank borrowings	(6,760)	(971)	(799)	(1,651)
Funds advanced from noncontrolling interest holders	2	0	36	84
Repayment of funds advanced from noncontrolling interest holders	(19)	(3)	(8)	(9)
Acquisitions of noncontrolling interest	(39)	(5)	(84)	(4)
Proceeds from amounts due to related parties			103
Repayment of amounts due to related parties			(113)
Contribution from noncontrolling interest holders	22	3	29	26
Dividends paid to noncontrolling interest holders	(5)	(1)	(5)	(3)
Dividends paid	(658)	(95)		(306)
Proceeds from issuance of convertible senior notes, net of issuance cost and capped call option				2,925
Direct financing costs paid				(10)
Proceeds from ADS lending				0
Net cash (used in) provided by financing activities	6,045	868	4,248	4,536
Net increase in cash, cash equivalents and restricted cash	9,115	1,309	928	720
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	62	9	(24)	(34)
Cash, cash equivalents and restricted cash at the beginning of the year	4,884	702	3,956	3,236
Cash, cash equivalents and restricted cash at the end of the year	13,999	2,011	4,884	3,956
Supplemental disclosure of cash flow information:
Interest paid, net of amounts capitalized	414	59	239	187
Income taxes paid	712	102	613	380
Cash paid for amounts included in the measurement of operating lease liabilities	2,905	417
Non-cash right-of-use assets obtained in exchange for operating lease liabilities	4,176	600
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in payables	963	138	688	613
Consideration payable for business acquisition	16	2	40	118
Purchase of intangible assets included in payables	3	0	5	6
Reimbursement of government zoning included in receivables				¥ 2
Cash dividends declared in payables	¥ 678	$ 97	¥ 658